Deposits by Banks - Schedule of Deposits by Banks (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deposits from banks [line items]
Deposits by banks	£ 20,958	£ 14,353
Items in Course of Transmission
Disclosure of deposits from banks [line items]
Deposits by banks	375	337
Deposits Held as Collateral
Disclosure of deposits from banks [line items]
Deposits by banks	2,063	2,169
Other Deposits
Disclosure of deposits from banks [line items]
Deposits by banks	18,519	11,847
Amounts due to Santander UK subsidiaries
Disclosure of deposits from banks [line items]
Deposits by banks	£ 1	£ 0